Taxes Payable - Value added tax (Details) - USD ($)	Mar. 31, 2021	Mar. 31, 2020	Mar. 31, 2019	Mar. 31, 2018
Taxes payable
Income tax payable	$ 375,467	$ 477,466	$ 224,882	$ 631,565
VAT payable	54,961	58,897	134,172	57,720
Other tax payables	18,057	7,237	16,283	7,814
Total	$ 448,485	$ 543,600	$ 375,337	$ 697,099